Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

15. Income Taxes

In accordance with ASC 740-270, the Company calculates the interim tax expense based on an annual effective tax rate (“AETR”). The AETR represents the Company’s estimated effective tax rate for the year based on full year projection of tax expense, divided by the projection of full year pretax book loss, adjusted for discrete transactions occurring during the period. The annual effective tax rate for the nine months ended September 30, 2021 was 0.0%,

As of September 30, 2021, the Company has recorded a total income tax liability in the amount of $14,926. The total income tax liability recorded is in relation to the discontinued operations of the company and available for sale assets.

15. INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense.

The provision (benefit) for income taxes for the years ended December 31, 2020 and 2019 consists of:

	2020	2019
Current (benefit) provision
Federal	$-	$-
State	-	-
Total Current	-	-

Deferred (benefit) provision
Federal	$3,724	$1,707
State	6,511	2,984
Total Deferred	$10,235	$4,691
Total Provision	$10,235	$4,691

The statutory federal income tax rate (21 percent) for the years ended December 31, 2020 and 2019 is reconciled to the effective income tax rate as follows:

	2020		2019
	Tax	Percentage	Tax	Percentage
Income Taxes At Statutory Federal Income Tax Rate	$(2,517,221)	21.00%	$(638,414)	21.00%
State Taxes, Net Of Federal Income Tax Benefit	6,511	(0.05)	2,984	(0.10)
Meals & Entertainment	261	0.00	1,250	(0.04)
Penalties and Fines	-	0.00	-	0.00
Return to Provision Adjustment - Permanent Items	-	0.00	-	0.00
Deferred Only Adjustment	(228,539)	1.91	64,018	(2.11)
Change in Valuation Allowance	200,791	(1.68)	242,204	(7.97)
Section 280E Expense Disallowance	2,548,431	(21.26)	324,745	(10.68)
Other	-	0.00	7,904	(0.26)
Effective tax	$10,235	(0.09)%	$4,691	(0.16)%

Deferred tax assets and liabilities by type at December 31, 2020 and 2019 are as follows:

Deferred Tax Assets (Liabilities):	2020	2019
Stock Compensation	$62,606	$-
Fixed Assets - Depreciation - COGS	-	(60,244)
Fixed Assets - Depreciation - Non COGS	-	456
Trademark/Trade Name	(4,765)	(1,498)
Developed Manufacturing Process - Extraction	(31,884)	(10,021)
Customer Relationships	1,158	368
Cannabis Licenses	-	1,257
Goodwill - CMI	168,688	10,567
IPR&D	105,985	113,836
NOL - Federal Pre-2018	43,367	43,368
NOL - Federal Post-2017	377,529	295,034
NOL - State	294,183	119,215
Deferred Tax Assets (Liabilities)	$1,016,867	$512,338

Valuation Allowance	(1,031,792)	(517,029)

Net Deferred Tax Assets (Liabilities)	$(14,926)	$(4,691)

At December 31, 2020 and 2019, the Company had federal net operating loss carryforwards of approximately $2,004,266 and $1,094,388 that may be offset against future taxable income from the years 2021 through 2040. State net operating losses were approximately $8,042,840 and $2,057,792 at December 31, 2020 and 2019. However, as a result of the 2017 Tax Cuts and Jobs Act (“TCJA”) and the 2020 Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), any federal net operating losses generated in years beginning after December 31, 2017 and before January 1, 2021 can be carried forward indefinitely to offset taxable income in future periods. The amount of NOLs with no expiration totaled $1,797,757 as of December 31, 2020. The deferred tax assets before valuation allowance for the net operating losses were $715,079 and $325,097 as of December 31, 2020 and 2019.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2020, the Company has recorded a full valuation allowance against its net deferred tax assets. The valuation allowance is estimated to be approximately $1,031,792 and $384,510 for the years ended December 31, 2020 and 2019, respectively. However, because deferred tax liabilities related to indefinite lived intangibles cannot be used as a source of income to recognize deferred tax assets with definite lives, the recorded valuation allowance exceeded the net deferred assets resulting in an overall net deferred tax liability, as reflected in the table above.

The Company has adopted the provisions of ASC 740 which prescribe the procedures for recognition and measurement of tax positions taken or expected to be taken in income tax returns. As of December 31, 2020, the Company does not have an accrual relating to uncertain tax positions. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.